Share-based compensation	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation
Equity Incentive Plan 2019
In November 2019, the Company adopted the Equity Incentive Plan 2019. Under the Equity Incentive Plan 2019, the Company may at its discretion grant to plan participants, such as directors, certain employees and service providers, awards in the form of restricted shares and restricted share units (“RSUs”), share options, share appreciation rights, performance awards and other share-based awards. The Company has reserved 17,741,355 common shares for future issuance under the Equity Incentive Plan 2019 (including share-based equity awards granted to date less awards forfeited). As of June 30, 2023, the Company had 2,564,140 common shares available for the future issuance of share-based equity awards. On March 22, 2023, the Company issued its annual equity award, which was approved by the Compensation Committee of the Board of Directors and consisted of 2,026,341 share options and 538,175 RSUs. As of June 30, 2023, the Company has only granted share options, RSUs and performance awards under the Equity Incentive Plan 2019.
As of June 30, 2023, the cumulative amount recorded as an increase to Other Reserves within equity in the unaudited condensed consolidated interim balance sheet of the Equity Incentive Plan 2019 was KUSD 154,088. The amount of expense for all awards recognized for services received during the three and six months ended June 30, 2023 were KUSD 1,010 and KUSD 8,987, respectively, and for the three and six months ended June 30, 2022 were KUSD 13,818 and KUSD 27,728, respectively. An amount of KUSD 512 was withheld for tax charges during the three and six months ended June 30, 2022.

Equity Exchange Program

On March 6, 2023, the Company commenced a tender offer with employees to exchange some or all of their eligible stock options based on a pre-determined exchange ratio for new options as detailed in our Schedule TO filed March 6, 2023 with the Securities and Exchange Commission (the “Exchange Offer”), to, among other things, further align employee incentives with the current market conditions. The Exchange Offer expired on April 3, 2023 and new options were granted on April 4, 2023. Employees holding stock options to purchase 2.2 million common shares, with exercise prices ranging from USD 8.12 per share to USD 48.77 per share, participated in the Exchange Offer, and 0.9 million new options were granted based on the exchange ratios set forth in the Exchange Offer. The new options have an exercise price of USD 2.06 per share, which is equal to the closing price of the Company’s common shares as reported on the NYSE on April 4, 2023. The new options include additional vesting conditions. Any previously held options that were vested at the time of exchange will fully vest on April 4, 2024. With respect to any options held that were unvested at the time of grant, a portion of the new options will vest on the first anniversary date with additional portions vesting monthly thereafter until the new options are fully vested five years after the original grant date.

Under IFRS 2, the incremental compensation expense of a modified award is measured as the excess of the fair value of each award of new options granted to participants in this Exchange Offer, measured as of the date the new options are granted, over the fair value of the eligible options replaced in exchange for the new options, measured immediately prior to the replacement. The Company utilized a binomial valuation model and determined there was no incremental share-based compensation expense associated with the new options granted under this Exchange Offer. The Company will continue to recognize share-based compensation expense equal to the grant date fair value of the exchanged options.
Share Options
Pursuant to the Equity Incentive Plan 2019, the Company may grant share options to its directors, certain employees and service providers working for the benefit of the Company at the time. The exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE. The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term of each share option award granted is ten years. Under the grant, the options may be settled only in common shares of the Company. Therefore, the grants of share options under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The (income) expense recognized for services received during the three and six months ended June 30, 2023 was KUSD (715) and KUSD 4,066, respectively, and for the three and six months ended June 30, 2022 were KUSD 8,450 and KUSD 18,965, respectively.
The following table summarizes the share option awards outstanding as of June 30, 2023:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2022	18.30	10,755,494	8.46
Granted	2.47	3,140,641	8.71
Option Exchange - Granted	2.06	898,585	8.71
Forfeited	16.14	(1,303,983)	N/A
Option Exchange - Forfeited	22.55	(2,197,458)	N/A
June 30, 2023	11.93	11,293,279	8.31
Awards outstanding as of June 30, 2023 and December 31, 2022, expire through 2033 and 2032, respectively. The options granted during 2023 include the Company’s annual equity award discussed above. The grant-date fair value of the options relating to the annual equity awards was USD 1.41 per share. As of June 30, 2023, 3,765,502 awards are vested and exercisable out of the total outstanding awards of 11,293,279 common shares. The weighted average strike price and weighted average remaining life for vested and exercisable awards is USD 23.97 and 6.71 years, respectively.
The fair values of the options granted under the Equity Incentive Plan 2019 were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The fair values of the options granted under the Equity Incentive Plan 2019 during the three and six months ended June 30, 2023 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Share price, in USD	1.96 - 2.38	6.55 - 14.83	1.96 - 5.45	6.55 - 19.69
Strike price, in USD	1.96 - 2.38	6.55 - 14.83	1.96 - 5.45	6.55 - 19.69
Expected volatility, in %	75% to 80%	70% to 75%	75% to 80%	70% to 75%
Award life, in years	6.08	6.08	6.08	6.08
Expected dividends	—	—	—	—
Risk-free interest rate, in %	3.56% - 4.02%	2.49% - 3.05%	3.39% - 4.13%	1.46% - 3.05%
The expected volatility was based on the Company’s historical volatility and selected volatility determined by median values observed among other comparable public companies. The award life is based on the time interval between the date of grant and the date during the ten-year life after which, when making the grant, the Company expected on average that participants would exercise their options.

The fair value of the new options granted under the Equity Exchange program was estimated at the date of grant using a binomial model with the following assumptions: Share price of USD 2.06, expected volatility of 77% - 79%, expected risk-free interest rate of 3.29% - 3.31%, expected dividends of 0% and expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. The Company used an independent valuation firm to assist in calculating the fair value of the new award grants per participant.
RSUs
Pursuant to the Equity Incentive Plan 2019, the Company may grant RSUs to its directors, certain employees and service providers working for the benefit of the Company at the time. The awards generally vest annually over a period of three years commencing on the first anniversary of the date of grant. The RSUs may be settled only in common shares of the Company. Therefore, the grants of RSUs under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three and six months ended June 30, 2023 was KUSD 1,725 and KUSD 4,921, respectively, and for the three and six months ended June 30, 2022 were KUSD 5,368 and KUSD 8,763, respectively.

	Number of awards	Weighted average grant date fair value
December 31, 2022	1,585,877	13.26
Granted	979,680	2.13
Vested	(1,269,106)	8.73
Forfeited	(187,552)	9.25
June 30, 2023	1,108,899	9.30
The RSUs granted during 2023 include the annual equity award on March 22, 2023 discussed above which had a grant date fair value of USD 1.99.

Share-based Compensation Reserves
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Six months ended
(in KUSD)	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Equity Incentive Plan 2019 - Share Options	(715)	8,450	4,066	18,965
Equity Incentive Plan 2019 - RSUs	1,725	5,368	4,921	8,763
ESPP Expense	108	—	205	—
Tax and social charge deductions - Incentive Plan 2019	—	—	—	(512)
Total	1,118	13,818	9,192	27,216